Fair Value Disclosures - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 13.5	$ 12.8	$ 12.7
Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 fixed maturity and equity securities	$ 13.5	$ 12.8